Fair value of financial instruments - Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	$ 71,086	$ 108,011
Investment securities	409,730	318,223
Assets purchased under reverse repurchase agreements and securities borrowed	340,191	317,845
Deposits
Personal	441,946	404,932
Business and government	745,075	759,870
Bank	44,666	44,012
Deposits	1,231,687	1,208,814
Obligations related to assets sold under repurchase agreements and securities loaned	335,238	273,947
Subordinated debentures	11,386	10,025
Level 3 [member]
Loans
Fair value	5,189	4,553
Deposits
Financial liabilities	1,938	2,347
Fair value of financial instruments not measured at fair value [member] | Fair Value Always Approximates Carrying Value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	10,230	23,543
Assets purchased under reverse repurchase agreements and securities borrowed	39,528	42,224
Loans
Retail	70,606	70,162
Wholesale	8,231	17,943
Financial assets, excluding other financial assets	78,837	88,105
Other assets	67,400	72,198
Fair value	195,995	226,070
Deposits
Personal	252,779	271,414
Business and government	385,727	406,045
Bank	16,902	22,638
Deposits	655,408	700,097
Obligations related to assets sold under repurchase agreements and securities loaned	36,559	25,112
Other liabilities	76,982	77,801
Financial liabilities	768,949	803,010
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	83,667	70,073
Assets purchased under reverse repurchase agreements and securities borrowed	14,794	10,956
Loans
Retail	471,874	451,266
Wholesale	260,612	235,873
Financial assets, excluding other financial assets	732,486	687,139
Other assets	1,137	886
Fair value	832,084	769,054
Deposits
Personal	160,107	108,982
Business and government	219,533	199,057
Bank	16,258	14,120
Deposits	395,898	322,159
Other liabilities	15,420	12,359
Subordinated debentures	11,213	9,668
Financial liabilities	422,531	344,186
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	34
Loans
Fair value	34
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	83,633	70,073
Assets purchased under reverse repurchase agreements and securities borrowed	14,794	10,956
Loans
Retail	466,962	446,809
Wholesale	254,342	230,880
Financial assets, excluding other financial assets	721,304	677,689
Other assets	914	716
Fair value	820,645	759,434
Deposits
Personal	159,669	108,549
Business and government	218,761	198,265
Bank	16,251	14,120
Deposits	394,681	320,934
Other liabilities	1,856	1,554
Subordinated debentures	11,213	9,608
Financial liabilities	407,750	332,096
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 3 [member]
Loans
Retail	4,912	4,457
Wholesale	6,270	4,993
Financial assets, excluding other financial assets	11,182	9,450
Other assets	223	170
Fair value	11,405	9,620
Deposits
Personal	438	433
Business and government	772	792
Bank	7
Deposits	1,217	1,225
Other liabilities	13,564	10,805
Subordinated debentures		60
Financial liabilities	14,781	12,090
Fair value of financial instruments not measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	10,230	23,543
Investment securities	83,667	70,073
Assets purchased under reverse repurchase agreements and securities borrowed	54,322	53,180
Loans
Retail	542,480	521,428
Wholesale	268,843	253,816
Financial assets, excluding other financial assets	811,323	775,244
Other assets	68,537	73,084
Fair value	1,028,079	995,124
Deposits
Personal	412,886	380,396
Business and government	605,260	605,102
Bank	33,160	36,758
Deposits	1,051,306	1,022,256
Obligations related to assets sold under repurchase agreements and securities loaned	36,559	25,112
Other liabilities	92,402	90,160
Subordinated debentures	11,213	9,668
Financial liabilities	$ 1,191,480	$ 1,147,196